23. Equity (Details) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
SummaryOfEquityLineItems [Line Items]
Number of shares		683,509,869	683,509,869
Percentage of shares		1.0000	1.0000
State Department of Finance
SummaryOfEquityLineItems [Line Items]
Number of shares		343,524,285	343,524,285
Percentage of shares		.5026	0.5026
Companhia Brasileira de Liquidação e Custódia
SummaryOfEquityLineItems [Line Items]
Number of shares	[1]	235,643,765	212,612,143
Percentage of shares	[1]	.3447	0.3110
The Bank of New York ADR Department
SummaryOfEquityLineItems [Line Items]
Number of shares	[1],[2]	103,823,655	125,278,967
Percentage of shares	[1],[2]	.1519	0.1833
Other
SummaryOfEquityLineItems [Line Items]
Number of shares		518,164	2,094,474
Percentage of shares		.0008	0.0031

[1]	Each ADR corresponds to 1 share.
[2]	Custodians.